Trade Receivables and Other Current Assets - Disclosure of Subsidies Receivables (Detail) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Receivables1 [abstract]
Research tax credit	$ 16,382	$ 14,521
Other subsidies	0	0
Total subsidies receivables	$ 16,382	$ 14,521